Property, Plant and Equipment - Disclosure of Detailed Information About Movements in Carrying Amounts of Property, Plant and Equipment (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning of the period	$ 4,741	$ 4,277
Additions	448	1,694
Disposals	(301)
Depreciation expense	(1,070)	(1,326)
Impairment	(28)	(111)
Foreign exchange movements	264	207
Balance at the end of the year	4,054	4,741
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning of the period	2,728	2,541
Additions	1,362	227
Disposals
Depreciation expense	(501)	(238)
Impairment
Foreign exchange movements	(23)	198
Balance at the end of the year	3,566	2,728
Plant, Furniture, Fittings and Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning of the period	2,013	1,736
Additions	(914)	1,467
Disposals	(301)
Depreciation expense	(569)	(1,088)
Impairment	(28)	(111)
Foreign exchange movements	287	9
Balance at the end of the year	$ 488	$ 2,013